SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (Management [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Management [Member]
Outstanding principal, beginning of year	$ 797	$ 865
Changes in composition of related parties	339	0
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$ 1,246	$ 797